Intangible Royalty Assets, Net - Schedule of Intangible Royalty Interests (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Liabilities [Line Items]
Cost	$ 606,216	$ 606,216	$ 606,216
Accumulated amortization	583,221	577,550	554,492
Net carrying value	22,995	28,666	51,724
DPP-IV Inhibitors
Finite-Lived Intangible Liabilities [Line Items]
Cost	606,216	606,216	606,216
Accumulated amortization	583,221	577,550	554,492
Net carrying value	$ 22,995	$ 28,666	$ 51,724